Goodwill - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) Segment	Dec. 31, 2021 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Reporting unit | Segment		1
Impairment loss | ¥	¥ 0	¥ 1,819,926	¥ 0